Share-based Compensation - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Two Thousand And Twenty Entertainment Distribution Of Share Based Payment Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units of restricted stock unit received for each unit of restricted stock in the previous company					1
Number of shares of common stock received for each unit of restricted stock held in the previous company					1
MSGE SPINCO, INC [Member] | Employee Stock Plan For Direct Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award term of vesting					3 years
Allocated share based compensation					$ 39,357	$ 40,663	$ 26,110
Share based compensation expenses classified to restructuring charges					$ 1,612
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares)			66	59
Awards vested (in shares)			40	22
Allocated share based compensation	$ 8,014	$ 10,401	$ 24,273	$ 31,480
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares)			60	55
Awards vested (in shares)			11	8
Share-Based Payment Arrangement, Option [Member] | MSGE SPINCO, INC [Member] | Employee Stock Plan For Direct Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award service period					3 years
Share-Based Payment Arrangement, Option [Member] | MSGE SPINCO, INC [Member] | Employee Stock Plan For Direct Employees [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award expiration period					10 years
Share-Based Payment Arrangement, Option [Member] | MSGE SPINCO, INC [Member] | Employee Stock Plan For Direct Employees [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award expiration period					7 years 6 months
Employee | Performance Stock Units and Restricted Stock Units | The Madison Square Garden Company
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 6,401		$ 6,401
Period for recognition			1 year 7 months 24 days